Stock Option Plan (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares
Stock Option Plan [Line Items]
Options granted vest period		4 years		4 years
Total fair value of options vested | $	$ 100	$ 100	$ 100	$ 100
Unrecognized stock-based compensation expense | $				$ 100
Excepted term recognized				4 months 24 days
Exercised stock option (in Shares)
Exchange ratio				0.345854
Exchange ratio per share (in Dollars per share) | $ / shares	$ 0.346	$ 0.346
Exercisable after the expiration		5 years
Unrecognized stock-based compensation expense | $	$ 3,000	$ 3,000	$ 100
Weighted-average period		1 year 3 months 18 days	1 year 1 month 6 days
Stock options issuing (in Shares)		1,380,015
Settlement paid | $	$ 428	$ 428
Equity Incentive Plan [Member]
Stock Option Plan [Line Items]
Common stock (in Shares)				691,708
Exercise price				110.00%
Date of grant				five
Exercised stock option (in Shares)				1,380,015
Exchange ratio				0.3459
Common stock share issued (in Shares)				477,283
2010 Equity Incentive Plan [Member]
Stock Option Plan [Line Items]
Issuance to employees (in Shares)		2,000,000
Number of reserved shares (in Shares)		4,636,454
Percentage of total combined voting power		10.00%
Percenatge of fair market value		110.00%